Schedule of Maturities of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Debt and Capital Lease Obligations		$ 1,424,555	[1]
Debt and Capital Lease Obligations, Less than 1 Year		526,919	[1],[2]
Debt and Capital Lease Obligations, Year 2		403,605	[1]
Debt and Capital Lease Obligations, Year 3		159,634	[1]
Debt and Capital Lease Obligations, Year 4		91,713	[1]
Debt and Capital Lease Obligations, Year 5		212,760	[1]
Debt and Capital Lease Obligations, More than 5 Years		29,924	[1]
Capital Lease Obligations		2,275
Capital Lease Obligation, Less than 1 Year		1,205	[2]
Capital Lease Obligation, Year 2		929
Capital Lease Obligation, Year 3		141
Capital Lease Obligation, Year 4		0
Capital Lease Obligation, Year 5		0
Capital Lease Obligation, More than 5 Years		0
Long-term Debt	198,392	198,320		198,058
Securitization Debt
Debt Instrument [Line Items]
Long-term Debt		1,024,478	[3]
Debt Obligation, Less than 1 Year		490,919	[2],[3]
Debt Obligation, Year 2		285,582	[3]
Debt Obligation, Year 3		158,197	[3]
Debt Obligation, Year 4		89,780	[3]
Debt Obligation, Year 5		0	[3]
Debt Obligation, More than 5 Years		0	[3]
Portfolio Term Residual Financing
Debt Instrument [Line Items]
Long-term Debt		25,000
Debt Obligation, Less than 1 Year		0	[2]
Debt Obligation, Year 2		0
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		0
Debt Obligation, More than 5 Years		25,000
Senior Secured Notes
Debt Instrument [Line Items]
Long-term Debt		198,320
Debt Obligation, Less than 1 Year		0	[2]
Debt Obligation, Year 2		0
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		198,320
Debt Obligation, More than 5 Years		0
Real Estate Mortgage Loan
Debt Instrument [Line Items]
Long-term Debt		12,454
Debt Obligation, Less than 1 Year		223	[2]
Debt Obligation, Year 2		236
Debt Obligation, Year 3		251
Debt Obligation, Year 4		264
Debt Obligation, Year 5		11,480
Debt Obligation, More than 5 Years		0
Equipment Note, Secured by Aircraft
Debt Instrument [Line Items]
Long-term Debt		1,774
Debt Obligation, Less than 1 Year		1,774	[2]
Debt Obligation, Year 2		0
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		0
Debt Obligation, More than 5 Years		0
Portfolio Warehouse Facilities [Member]
Debt Instrument [Line Items]
Long-term Debt		57,200	[4]
Debt Obligation, Less than 1 Year		32,350	[2],[4]
Debt Obligation, Year 2		24,850	[4]
Debt Obligation, Year 3		0	[4]
Debt Obligation, Year 4		0	[4]
Debt Obligation, Year 5		0	[4]
Debt Obligation, More than 5 Years		0	[4]
Inventory Facility
Debt Instrument [Line Items]
Long-term Debt		91,321
Debt Obligation, Less than 1 Year		0	[2]
Debt Obligation, Year 2		91,321
Debt Obligation, Year 3		0
Debt Obligation, Year 4		0
Debt Obligation, Year 5		0
Debt Obligation, More than 5 Years		0
Real Estate Credit Facility
Debt Instrument [Line Items]
Long-term Debt		11,733
Debt Obligation, Less than 1 Year		448	[2]
Debt Obligation, Year 2		687
Debt Obligation, Year 3		1,045
Debt Obligation, Year 4		1,669
Debt Obligation, Year 5		2,960
Debt Obligation, More than 5 Years		$ 4,924

[1]	Total contractual obligations exclude future interest payment obligations.
[2]	Generally and historically, we renewed or replaced facilities expiring in less than one year.
[3]	Securitization obligations and bank term financing agreements do not have a contractual termination date. Therefore, all collections on the contracts collateralizing the securities are used to repay the asset-backed security holders based on an expected duration of the securities.
[4]	On the termination date of the facilities, amounts outstanding at termination are not due and payable immediately. All collections on the contracts collateralizing these facilities are used to pay down the facilities until they are paid in full because these facilities contain term-out features.